Stock Options	9 Months Ended	12 Months Ended
	Mar. 31, 2014	Jun. 30, 2013
Notes
Stock Options

STOCK OPTIONS

On October 13, 2010, we granted stock options to two directors for the purchase of 26,000 shares of our Common Stock at an exercise price of $2.00 per share. The options vested immediately and expire five years from the date of issuance. These options have been valued at $23,844. We use a binomial option pricing model to calculate the grant date fair value of the options, with the following assumptions: no dividend yield, expected volatility of 70%, risk free interest rate of 0.3%, expected term of 2.5 years.

On May 2, 2011, we granted stock options to a director for the purchase of 6,000 shares of our Common Stock at an exercise price of $2.00 per share. The options vested immediately and expire five years from the date of issuance. These options have been valued at $3,184. We use a binomial option pricing model to calculate the grant date fair value of the options, with the following assumptions: no dividend yield, expected volatility of 55%, risk free interest rate of 0.3%, expected term of 5 years.

The following table summarizes the weighted average remaining contractual life and exercise price of our outstanding options as of March 31, 2014:

Options Outstanding
Number
		Outstanding
	Number	Currently	Weighted	Weighted Average
	Outstanding	Exercisable	Average	Exercise Price of
	at	at	Remaining	Options
Exercise	March 31,	March 31,	Contractual Life	currently
Price	2014	2014	(Years)	exercisable

$2.00	32,000	32,000	1.5	$2.00

The Company accounts for share-based payments in accordance with ASC 718. Accordingly, it expenses the fair value of awards granted to the directors. Total compensation expense related to the stock options for the three and nine months ended March 31, 2014 were $0 and $0, respectively. Total compensation expense related to the stock options for the three and nine months ended March 31, 2014 were $0 and $0, respectively.

A summary of our stock option activity as of March 31, 2014, and changes during the nine months ended March 31, 2014 and year ended June 30, 2013 is presented in the following table:

Exercise Price
	Option	Vested	per Common
	Shares	Shares	Stock Range
Balance, June 30, 2012	-	-	$-

Granted or vested during the year ended June 30, 2013	32,000	32,000	2.00

Exercised during the year ended June 30, 2013	-	-	-

Expired during the year ended June 30, 2013	-	-	-

Balance, June 30, 2013	32,000	32,000	2.00

Granted or vested during the nine months ended March 31, 2014	-	-	-

Exercised during the nine months ended March 31, 2014	-	-	-

Expired during the nine months ended March 31, 2014	-	-	-

Balance, March 31, 2014	32,000	32,000	$2.00

STOCK OPTIONS

On October 13, 2010, we granted stock options to two directors for the purchase of 26,000 shares of our Common Stock at an exercise price of $2.00 per share. The options vested immediately and expire five years from the date of issuance. These options have been valued at $23,844. We use a binomial option pricing model to calculate the grant date fair value of the options, with the following assumptions: no dividend yield, expected volatility of 70%, risk free interest rate of 0.3%, expected term of 2.5 years.

On May 2, 2011, we granted stock options to a director for the purchase of 6,000 shares of our Common Stock at an exercise price of $2.00 per share.  The options vested immediately and expire five years from the date of issuance. These options have been valued at $3,184. We use a binomial option pricing model to calculate the grant date fair value of the options, with the following assumptions: no dividend yield, expected volatility of 55%, risk free interest rate of 0.3%, expected term of 5 years.

The following table summarizes the weighted average remaining contractual life and exercise price of our outstanding options as of June 30, 2013:

Options Outstanding
Number
		Outstanding	Weighted	Weighted Average
	Number	Currently	Average	Exercise Price of
	Outstanding	Exercisable	Remaining	Options
Exercise	at	at	Contractual Life	currently
Price	June 30, 2013	June 30, 2013	(Years)	exercisable

$2.00	32,000	32,000	2.39	$2.00

The Company accounts for share-based payments in accordance with ASC 718. Accordingly, it expenses the fair value of awards granted to the directors. Total compensation expense related to the stock options for the years ended June 30, 2013 and 2012 was $0 and $0, respectively and was recorded as general and administrative expense.

A summary of our stock option activity as of June 30, 2013, and changes during years ended June 30, 2013 and 2012 is presented in the following table:

Exercise Price
	Option	Vested	per Common
	Shares	Shares	Stock Range
Balance, June 30, 2011	-	-	$-

Granted or vested during the year ended June 30, 2012	32,000	32,000	$2.00

Exercised during the year ended June 30, 2012	-	-	$-

Expired during the year ended June 30, 2012	-	-	$-

Balance, June 30, 2012	32,000	32,000	$2.00

Granted or vested during the year ended June 30, 2013	-	-	$-

Exercised during the year ended June 30, 2013	-	-	$-

Expired during the year ended June 30, 2013	-	-	$-

Balance, June 30, 2013	32,000	32,000	$2.00